Segment Reporting	12 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
Segment Reporting
4.	Segment Reporting

(a)	Identification of reportable segments

The Group is an emerging lithium producer with operations in Canada and the United States of America. The principal activities of the Group during the year were lithium mining and processing at North American Lithium (NAL) and ongoing identification, evaluation and development of its portfolio of mineral exploration assets in Canada and the United States of America, predominantly focusing on lithium.

Management has determined the reportable segments of the Group based on the reports that are used by the Managing Director and Chief Executive Officer (the chief operating decision maker) and Board of Directors to make strategic decisions. During the year ended 30 June 2026, following completion of the merger with Piedmont Lithium Inc., the Group changed its reportable segments from a geographical approach to an asset-based approach, with each producing mine to be treated as a separate operating segment. This change more appropriately reflects the way in which the chief operating decision maker examines the performance and activity of the Group following completion of the merger, with the primary focus being on the operations at NAL. As a result, prior period comparatives have been re-presented to conform with the current segment reporting structure.

The principal activities of each reportable segment are summarised as follows:

Reportable segments	Principal activities
North American Lithium
North American Lithium	Lithium mining and processing
All other operations
Australian operations
Lithium and gold projects	Exploration of lithium and gold tenements in the Pilbara and Yilgarn regions
Canadian operations
Authier Lithium Project	Hard rock lithium deposit
Killick Lithium Project	Exploration site for lithium pegmatite occurrences
Lac Albert Lithium Project	Exploration site for lithium pegmatite occurrences
Moblan Lithium Project	Hard rock lithium deposit host to high-grade spodumene mineralisation
Pontiac Claims	Exploration site for lithium pegmatite occurrences
Tansim Lithium Project	Exploration site for lithium, tantalum and beryllium
Troilus Claims	Wholly owned claims located adjacent to the Moblan Lithium Project
Vallée Lithium Project	Mineral rights claims located adjacent to NAL
USA operations
Carolina Lithium	Lithium mining and processing, currently in development and permitting stage

(b)	Segment results

The segment information reflects the Group’s interest in subsidiaries and joint operations. The segment information includes non-IFRS financial measures.

Segment performance is measured by Underlying EBITDA. Underlying EBITDA is earnings before underlying depreciation and amortisation expense, underlying earnings adjustments, net financial income and expenses, and income tax expense.

Group / unallocated items and eliminations represent centralised functions, items which are not solely related to North American Lithium or another operation, and consolidation adjustments and eliminations.

Reconciliations of underlying segment information to the statutory information included in the Group’s consolidated financial statements are set out in Note 4 (c).

Year ended 30 June 2026	North American Lithium $’000	All other operations $’000	Group / unallocated items and eliminations $’000	Total $’000
Revenue	201,675	–	–	201,675
Total revenue	201,675	–	–	201,675

Underlying EBITDA	45,717	(1,299)	(30,073)	14,345
Underlying depreciation and amortisation expense (1)	(20,923)	(50)	(511)	(21,484)
Underlying earnings adjustments (2)	165,467	–	(112,629)	52,838
Profit/(loss) from operations	190,261	(1,349)	(143,213)	45,699
Net financial income				725
Profit before income tax				46,424
Income tax expense				(2,034)
Profit after income tax				44,390

Underlying exploration expenditure	–	–	–	–
Underlying capital expenditure (3)	19,584	1,441	3	21,028
Total underlying assets	466,769	178,797	259,755	905,321
Total underlying liabilities	137,199	3,078	37,878	178,155

(1)
Underlying depreciation and amortisation expense is comprised of depreciation and amortisation expense of $23.6 million, partially offset by favourable non-cash inventory movements of $2.1 million recognised within ‘Changes in inventories of finished goods and work in progress’. Refer to Note 7 for further details.

(2)	Refer to Note 4 (c) for further details.
(3)	Underlying capital expenditure excludes capitalised exploration expenditure and right-of-use asset additions.

Year ended 30 June 2025	North American Lithium $’000	All other operations $’000	Group / unallocated items and eliminations $’000	Total $’000
Revenue	145,016	–	–	145,016
Total revenue	145,016	–	–	145,016

Underlying EBITDA	(29,483)	(1,444)	(11,973)	(42,900)
Underlying depreciation and amortisation expense (1)	(25,546)	(20)	(361)	(25,927)
Underlying earnings adjustments (2)	(175,388)	–	(4,165)	(179,553)
Loss from operations	(230,417)	(1,464)	(16,499)	(248,380)
Net financial expense				(670)
Loss before income tax				(249,050)
Income tax benefit				1,936
Loss after income tax				(247,114)

Underlying exploration expenditure	6,304	11,390	–	17,694
Underlying capital expenditure (3)	12,765	–	–	12,765
Total underlying assets	223,287	173,581	30,096	426,964
Total underlying liabilities	99,697	1,054	15,212	115,963

(1)
Underlying depreciation and amortisation expense is comprised of depreciation and amortisation expense of $25.0 million and unfavourable non-cash inventory movements of $0.9 million recognised within ‘Changes in inventories of finished goods and work in progress’. Refer to Note 7 for further details.

(2)	Refer to Note 4 (c) for further details.
(3)	Underlying capital expenditure excludes capitalised exploration expenditure and right-of-use asset additions.

Year ended 30 June 2024	North American Lithium $’000	All other operations $’000	Group / unallocated items and eliminations $’000	Total $’000
Revenue	132,163	–	–	132,163
Total revenue	132,163	–	–	132,163

Underlying EBITDA	(14,377)	(265)	(19,796)	(34,438)
Underlying depreciation and amortisation expense (1)	(22,118)	(11)	(325)	(22,454)
Underlying earnings adjustments (2)	(13,053)	(4,033)	(3,636)	(20,722)
Loss from operations	(49,548)	(4,309)	(23,757)	(77,614)
Net financial income				1,918
Loss before income tax				(75,696)
Income tax expense				(2,344)
Loss after income tax				(78,040)

Underlying exploration expenditure	10,959	10,817	80	21,856
Underlying capital expenditure (3)	58,822	7,695	2,687	69,204
Total underlying assets	429,072	123,264	77,585	629,921
Total underlying liabilities	73,391	2,725	23,484	99,600

(1)
Underlying depreciation and amortisation expense is comprised of depreciation and amortisation expense of $22.1 million and unfavourable non-cash inventory movements of $0.4 million recognised within ‘Changes in inventories of finished goods and work in progress’. Refer to Note 7 for further details.

(2)	Refer to Note 4 (c) for further details.
(3)	Underlying capital expenditure excludes capitalised exploration expenditure and right-of-use asset additions.

Inter-segment transactions
Inter-segment transactions are made on a commercial basis. All such transactions are eliminated on consolidation of the Group's financial statements.

Segment assets
Where an asset is used across multiple segments, the asset is allocated to the segment that receives the majority of the economic value from the asset. In most instances, segment assets are clearly identifiable on the basis of their nature and physical location.

Segment liabilities
Liabilities are allocated to segments where there is a direct nexus between the incurrence of the liability and the operations of the segment.

(c)	Underlying results reconciliation

The following table reconciles the underlying segment information to the Group’s statutory results for the year:

	2026 $’000	2025 $’000	2024 $’000
Underlying EBITDA	14,345	(42,900)	(34,438)
Underlying depreciation and amortisation expense	(21,484)	(25,927)	(22,454)
Underlying earnings adjustments
Fair value adjustments to financial instruments (1)	–	2,942	–
Gain on bargain purchase (2)	33,109	–	–
Income from sale of tax benefits under flow through share arrangements (3)	–	3,937	3,471
Impairment and write down of financial assets (4)	–	–	(5,333)
Merger transaction and integration costs (5)	(8,738)	(8,102)	–
Net loss on disposal of financial assets (6)	–	–	(828)
Net movement in inventories relating to net realisable value adjustments (7)	9,454	(2,718)	(6,843)
Reversal of impairment/(impairment) of non-financial assets (8)	156,013	(175,612)	(11,189)
Write down on settlement of pre-existing contractual arrangement (9)	(137,000)	–	–
Profit/(loss) from operations	45,699	(248,380)	(77,614)
Net financial income/(expense)	725	(670)	1,918
Income tax benefit/(expense)	(2,034)	1,936	(2,344)
Profit/(loss) after income tax	44,390	(247,114)	(78,040)

(1)	Adjustment to profit/(loss) which is reported as part of ‘North American Lithium’.
(2)	Adjustment to profit/(loss) which is reported as part of ‘Group / unallocated items and eliminations’. Refer to Note 30 (d) for further details.
(3)	Adjustment to profit/(loss) which is reported as part of ‘Group / unallocated items and eliminations’.
(4)
Adjustment to profit/(loss) which is reported as part of ‘North American Lithium’ (2026 and 2025: Nil; 2024: $2.4 million) and ‘Group / unallocated items and eliminations’ (2026 and 2025: Nil; 2024: $2.9 million). Management has deemed the impairment and write down of financial assets of $0.4 million for the year ended 30 June 2025 to have been incurred in the ordinary course of business, and therefore no adjustment has been made for the purpose of the underlying results reconciliation. Refer to Note 7 for further details.

(5)	Adjustment to profit/(loss) which is reported as part of ‘Group / unallocated items and eliminations’. Refer to Note 7 for further details.
(6)	Adjustment to profit/(loss) which is reported as part of ’Group / unallocated items and eliminations’.
(7)	Adjustment to profit/(loss) which is reported as part of ‘North American Lithium’. Refer to Note 11 (b) for further details.
(8)
Adjustment to profit/(loss) which is reported as part of ‘North American Lithium’ (2026: profit of $156.0 million; 2025: $175.6 million; 2024: $3.8 million), ‘All other operations’ (2026 and 2025: Nil; 2024: $4.1 million) and ‘Group / unallocated items and eliminations’ (2026 and 2025: Nil; 2024: $3.3 million). Refer to Note 14 for further details.

(9)	Adjustment to profit/(loss) which is reported as part of ‘Group / unallocated items and eliminations’. Refer to Note 30 (d) for further details.

(d)	Major customers

The Group generates revenue from external customers who individually account for greater than 10 per cent of the Group’s total revenue. The following table sets out the applicable revenue percentage generated from each of these customers:

	2026%	2025%	2024%
External Customer 1	76	33	–
External Customer 2	16	–	–
External Customer 3	8	67	45
External Customer 4	–	–	29
External Customer 5	–	–	25